Recent Accounting Pronouncements - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Right of use assets, at cost, begining
Impact of foreign exchange rate changes	$ 341	$ 175	293	$ 215
Right of use assets, at cost, ending	340		340
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, begining			859
Additions			26
Disposals			(25)
Impact of foreign exchange rate changes			(9)
Right of use assets, at cost, ending	851		851
Accumulated amortization, Begining
Disposals			(3)
Amortization			117
Impairment			401
Impact of foreign exchange rate changes			(4)
Accumulated amortization, ending	511		511
Right of use assets, carrying amount	340		340
IFRS 16 Leases [Member] | Buildings [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, begining			735
Additions
Disposals
Impact of foreign exchange rate changes			(4)
Right of use assets, at cost, ending	731		731
Accumulated amortization, Begining
Disposals
Amortization			87
Impairment			401
Impact of foreign exchange rate changes			(2)
Accumulated amortization, ending	486		486
Right of use assets, carrying amount	245		245
IFRS 16 Leases [Member] | Cars and Equipment [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, begining			124
Additions			26
Disposals			(25)
Impact of foreign exchange rate changes			(5)
Right of use assets, at cost, ending	120		120
Accumulated amortization, Begining
Disposals			(3)
Amortization			30
Impairment
Impact of foreign exchange rate changes			(2)
Accumulated amortization, ending	25		25
Right of use assets, carrying amount	$ 95		$ 95